Events occurring after the reporting period	6 Months Ended
Jun. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Events occurring after the reporting period	Events occurring after the reporting periodThere were no subsequent events that required adjustment to or disclosure in the financial statements of the Group for the half-year ended June 30, 2026.